Accounts receivable (Details) - CAD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade (Note 32)	$ 1,117,712	$ 1,152,880
Tax credits and R&D tax credits	149,955	157,668
Other	130,735	114,569
Total accounts receivable	$ 1,398,402	$ 1,425,117